Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 86,074,425.00
Total Fee Amount	11,886.88
Total Offset Amount	0.00
Net Fee	$ 11,886.88
Offering Table N/A
Offset Table N/A	N/A